STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary Share	Class B Ordinary Share	Additional Paid-in Capital	Retained Earnings Accumulated Deficit	Total
Balance at the beginning at Sep. 10, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 10, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 863	24,137		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		8,625,000
Sale of Class A shares in initial public offering, less fair value of public warrants, net of offering costs	$ 3,450		298,991,678		298,995,128
Sale of Class A shares in initial public offering, less fair value of public warrants, net of offering costs (in shares)	34,500,000
Excess of fair value of private placement warrants over cash received			(5,785,000)		(5,785,000)
Class A ordinary shares subject to possible redemption	$ (2,865)		(286,464,805)		(286,467,670)
Class A ordinary shares subject to possible redemption (in shares)	(28,646,767)
Net income (loss)	$ 0	$ 0	0	(1,767,451)	(1,767,451)
Balance at the end at Dec. 31, 2020	$ 585	$ 863	6,766,010	(1,767,451)	5,000,007
Balance at the end (in shares) at Dec. 31, 2020	5,853,233	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption	$ (161)		(6,766,010)	(9,317,719)	(16,083,890)
Net income (loss)				16,083,886	16,083,886
Balance at the end at Mar. 31, 2021	$ 424	$ 863		4,998,716	5,000,003
Balance at the end (in shares) at Mar. 31, 2021	4,244,844	8,625,000
Balance at the beginning at Dec. 31, 2020	$ 585	$ 863	6,766,010	(1,767,451)	5,000,007
Balance at the beginning (in shares) at Dec. 31, 2020	5,853,233	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					13,423,592
Balance at the end at Jun. 30, 2021	$ 451	$ 863	2,660,273	2,338,422	5,000,009
Balance at the end (in shares) at Jun. 30, 2021	4,510,874	8,625,000
Balance at the beginning at Mar. 31, 2021	$ 424	$ 863		4,998,716	5,000,003
Balance at the beginning (in shares) at Mar. 31, 2021	4,244,844	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption	$ 27		2,660,273		2,660,300
Net income (loss)				(2,660,294)	(2,660,294)
Balance at the end at Jun. 30, 2021	$ 451	$ 863	$ 2,660,273	$ 2,338,422	$ 5,000,009
Balance at the end (in shares) at Jun. 30, 2021	4,510,874	8,625,000